MERRILL LYNCH
ASSET GROWTH
FUND, INC.






FUND LOGO






Quarterly Report

May 31, 1998




Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Thomas R. Robinson, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the propectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper




MERRILL LYNCH ASSET GROWTH FUND, INC.


Worldwide
Investments as of
May 31, 1998


Breakdown of
Stocks & Fixed-Income                   Percent of
Securities by Country                   Net Assets++

United States*                             39.6%
Sweden                                     10.2
United Kingdom                              9.3
Germany                                     9.2
France                                      5.4
Japan                                       4.8
Finland                                     3.9
Mexico                                      2.6
Canada                                      2.0
Switzerland                                 1.9
Italy                                       1.8
Spain                                       1.3
Netherlands                                 1.0
Argentina                                   0.8
Australia                                   0.7
Indonesia                                   0.6
Bahamas                                     0.6
South Africa                                0.6
Singapore                                   0.3
Norway                                      0.3
South Korea                                 0.0++++
                                           -----
Total                                      96.9%
                                           =====

[FN]
   *Includes investments in short-term securities.
  ++Total may not equal 100%.
++++Amount is less than 0.1%.



Ten Largest Industries                   Percent of
(Equity Investments)                     Net Assets

Insurance                                   4.7%
Banking                                     4.6
Retail Stores                               3.8
Chemicals                                   3.5
Electronics                                 3.2
Machinery                                   3.1
Automobile Parts                            2.9
Pharmaceuticals                             2.9
Telecommunications                          2.6
Diversified                                 2.5



                              Country     Percent
Ten Largest Holdings            of        of Net
(Equity Investments)          Origin      Assets

Elf Aquitaine S.A.            France        1.2%
British Aerospace PLC         UK            1.2
Bayerische
   Vereinsbank AG             Germany       1.1
Henkel KGaA
   (Preferred)                Germany       1.1
AXA-UAP S.A.                  France        1.1
Thomson-CSF S.A.              France        1.1
Magna
   International, Inc.        Canada        1.1
LucasVarity PLC               UK            1.1
Royal Dutch Petroleum
   Company (NY
   Registered Shares)         Netherlands   1.0
Repsol, S.A. (ADR)            Spain         1.0





Merrill Lynch Asset Growth Fund, Inc., May 31, 1998


DEAR SHAREHOLDER

Increasing volatility characterized the capital markets during the three-month period ended May 31, 1998. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. The deterioration of economic conditions in Japan was of particular concern, and caused a sharp drop in the yen's value relative to the US dollar. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity. In Europe, the major event was greater progress toward achieving European Monetary Union, although concerns have arisen that interest rates will have to be increased to curtail inflationary pressures.

As 1998 progresses, it is likely that investor focus will remain on developments in Asia. For those economies that continue to expand, investors will watch for signs that inflation is still not a threat. Evidence of ongoing, noninflationary economic growth should continue to exert a positive influence on the capital markets worldwide.

Portfolio Matters
As of May 31, 1998, the asset allocation for Merrill Lynch Asset
Growth Fund, Inc. was: foreign stocks, 45% of net assets; US stocks, 31%; foreign bonds, 13%; US bonds, 8%; and cash reserves, 3%.

During the quarter ended May 31, 1998, we shifted funds of Merrill Lynch Asset Growth Fund, Inc. into foreign stocks while reducing our commitment to US stocks and bonds. Foreign equity representation was increased from 37% as of February 28, 1998 to 45% as of May 31, 1998. We continued to place emphasis on European equities, given the favorable economic fundamentals and prospects for corporate restructuring. Merrill Lynch Asset Growth Fund, Inc.'s new positions in Europe include Union Bank of Switzerland, Daimler-Benz AG, AXA-UAP S.A., Elf Aquitaine S.A. and Thomson Travel Group PLC. On the other hand, concern over prospects in the Japanese economy has led us to remain underweighted in Japanese equities relative to the benchmark Morgan Stanley Capital International Europe Australasia Far East Index. In emerging markets, we continue to prefer Latin American equities (particularly in Mexico) over the shares of Asian companies.

Following the rally in the US stock market during the beginning of 1998, we reduced our US equity weighting to 31% as of May 31, 1998 as compared to an allocation of 37% as of February 28, 1998. Within the Fund's US equity commitment, we reduced the weighting in the financial services sector in favor of areas that are more sensitive to US economic growth. Among the latter, consumer cyclical equities now account for the largest proportion of assets within the US equity sector. We also reduced the Fund's commitment to the largest-capitalization issues through the sale of positions in Microsoft Corp., Walt Disney Company, American Express Company and Pfizer Inc.

While reducing the allocation to US bonds from 13% to 8% during the three months ended May 31, 1998, we also reduced the average duration of these investments from 6.9 years to 5.3 years. The increasingly cautious view toward US bonds reflected our belief that there was limited potential for a significant further decline in US interest rates. As of May 31, 1998, strength in domestic consumer demand within the United States seemed to be offsetting the impact of weakness in Asian economies on US exports. While US inflation remained subdued, we believe that conditions were absent for a significant further deceleration in inflation, a prerequisite for any significant additional decline in long-term US interest rates.

Within the foreign bond sector, we took advantage of price strength to liquidate the Fund's commitments in Danish and Italian bonds, and sold the Fund's position in Canadian bonds during the quarter. The residual foreign bond weighting is allocated to Europe, including Germany, Sweden and the United Kingdom. We continue to hedge the equivalent of the full weighting in European stocks and bonds and Japanese equities back into US dollars, reflecting our expectation of further strength in the US currency.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming report to shareholders.


Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



June 26, 1998




PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividend and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Asset Growth Fund, Inc., May 31, 1998



PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/98                        +16.46%        +10.35%
Inception (9/02/94)
through 3/31/98                           + 8.67         + 7.04

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/98                        +15.22%        +11.24%
Inception (9/02/94)
through 3/31/98                           + 7.56         + 7.33

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/98                        +15.13%        +14.14%
Inception (10/21/94)
through 3/31/98                           + 8.30         + 8.30

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/98                        +16.08%         +9.99%
Inception (10/21/94)
through 3/31/98                           + 9.18          +7.48

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Recent
Performance
Results*
                                                                     12 Month        3 Month     Since Inception
                                                                   Total Return    Total Return    Total Return
ML Asset Growth Fund, Inc. Class A Shares                             +8.53%          +4.31%          +34.72%
ML Asset Growth Fund, Inc. Class B Shares                             +7.44           +4.03           +29.64
ML Asset Growth Fund, Inc. Class C Shares                             +7.42           +4.05           +31.59
ML Asset Growth Fund, Inc. Class D Shares                             +8.29           +4.19           +35.42

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A and Class B Shares, 9/02/94; and Class C and Class D Shares, 10/21/94.




SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
                                     Shares                                                                         Percent of
COUNTRY      Industries               Held               Common Stocks                       Cost           Value   Net Assets
Argentina    Petroleum                 2,700  Yacimientos Petroliferos Fiscales
                                              S.A. (ADR)(a)                             $    81,942      $    83,869    0.8%

                                              Total Common Stocks in Argentina               81,942           83,869    0.8


Australia    Diversified               9,000  Broken Hill Proprietary Co., Ltd.             118,416           77,135    0.7

                                              Total Common Stocks in Australia              118,416           77,135    0.7


Bahamas      Hotels & Casinos          1,300  Sun International Hotels Ltd.                  50,936           59,394    0.6

                                              Total Common Stocks in the Bahamas             50,936           59,394    0.6


Canada       Automobile Parts          1,600  Magna International, Inc.                      88,449          112,800    1.1

             Beverages                   600  Seagram Company, Ltd. (The)                    25,767           26,363    0.2

             Entertainment             2,700  Imax Corporation                               43,811           68,175    0.7

                                              Total Common Stocks in Canada                 158,027          207,338    2.0


Finland      Diversified               3,900  Amer Group Ltd.                                69,340           82,083    0.8

             Insurance                   900  Sampro Insurance Company Ltd. (Class A)        41,729           41,872    0.4

             Paper & Forest            3,200  UPM-Kymmene OY                                 69,613           92,872    0.9
             Products

             Pharmaceuticals           2,520  Orion-yhtymae OY (Class B)                     68,840           75,602    0.7

             Real Estate               1,290  Sponda Oyj                                      8,340            8,336    0.1
             Investment Trust

             Transportation            1,600  Finnlines OY                                   29,618           96,298    1.0

                                              Total Common Stocks in Finland                287,480          397,063    3.9


France       Electronics               2,800  Thomson-CSF S.A.                               95,316          113,387    1.1

             Insurance                 1,000  AXA-UAP S.A.                                  113,615          113,956    1.1

             Oil & Related               900  Elf Aquitaine S.A.                            106,779          125,151    1.2

             Reinsurance               1,600  Scor S.A.                                      61,312          100,937    1.0

             Semiconductor Capital     1,300  ST Microelectronics (NY
             Equipment                        Registered Shares) (d)                         79,896          100,588    1.0

                                              Total Common Stocks in France                 456,918          554,019    5.4


Germany      Auto & Truck              1,000  Daimler-Benz AG                                98,126          100,898    1.0

             Banking                   1,400  Bayerische Vereinsbank AG                      91,254          117,452    1.1

             Chemicals                   200  Henkel KGaA                                     8,891           15,690    0.2
                                       1,300  Henkel KGaA (Preferred)                        55,343          116,723    1.1
                                                                                        -----------      -----------  ------
                                                                                             64,234          132,413    1.3

             Machinery & Equipment       100  Mannesmann AG                                  36,975           97,924    1.0

                                              Total Common Stocks in Germany                290,589          448,687    4.4



Merrill Lynch Asset Growth Fund, Inc., May 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
                                     Shares                                                                         Percent of
COUNTRY      Industries               Held               Common Stocks                       Cost           Value   Net Assets
Indonesia    Telecommunications        4,290  P.T. Indonesian Satellite Corp.
                                              (ADR)(a)                                  $   117,402      $    60,596    0.6%

                                              Total Common Stocks in Indonesia              117,402           60,596    0.6


Italy        Machinery                19,000  Danieli & C. Officine Meccaniche S.p.A.        57,397           95,757    0.9

             Publishing                7,000  Mondadori (Arnoldo) Editore S.p.A.             59,094           85,706    0.9

                                              Total Common Stocks in Italy                  116,491          181,463    1.8


Japan        Banking & Financial       4,000  Bank of Tokyo-Mitsubishi, Ltd. (The)           60,434           41,173    0.4

             Building &                6,000  Matsushita Electric Works, Ltd.                63,538           50,231    0.5
             Construction

             Computers                 2,000  Tokyo Electron Limited                         74,245           63,565    0.6

             Consumer--                5,000  Matsushita Electric Industrial Co., Ltd.       78,495           78,373    0.8
             Electronics

             Electronics               1,000  Sony Corporation                               72,316           84,513    0.8

             Insurance                 6,000  Tokio Marine & Fire Insurance Co., Ltd.        60,133           56,862    0.6

             Machinery                 9,000  Makino Milling Machine Co., Ltd.               64,593           60,199    0.6

             Merchandising               300  Amway Japan, Ltd.                               6,644            3,684    0.0

             Retail Stores             1,000  Ito-Yokado Co., Ltd.                           54,556           49,841    0.5

                                              Total Common Stocks in Japan                  534,954          488,441    4.8


Mexico       Beverages                 2,100  Panamerican Beverages, Inc. (Class A)          67,285           71,006    0.7

             Financial                 5,750  Grupo Financiero Bancomer S.A.
             Services                         (Class B) (ADR)(a)                             74,447           57,656    0.6

             Multi-Industry            4,600  Grupo Carso, S.A. de C.V. (ADR)(a)             54,698           45,586    0.4

             Telecommunications        1,850  Telefonos de Mexico, S.A. de C.V.
                                              (ADR)(a)                                       92,145           87,759    0.9

                                              Total Common Stocks in Mexico                 288,575          262,007    2.6


Netherlands  Oil--International        1,900  Royal Dutch Petroleum Company
                                              (NY Registered Shares)                        105,223          106,519    1.0

                                              Total Common Stocks in the Netherlands        105,223          106,519    1.0


Norway       Cruise Lines             10,000  Color Line ASA                                 35,936           31,243    0.3

                                              Total Common Stocks in Norway                  35,936           31,243    0.3


Singapore    Banking                   8,000  Overseas Chinese Banking Corp. Ltd.            38,099           31,799    0.3

                                              Total Common Stocks in Singapore               38,099           31,799    0.3


South        Diversified               7,400  Sasol Ltd.                                     86,342           58,861    0.6
Africa
                                              Total Common Stocks in South Africa            86,342           58,861    0.6


South        Engineering &             2,753  Hyundai Engineering & Construction
Korea        Construction                     Co., Ltd. (GDR)(b)                             35,336            1,143    0.0

                                              Total Common Stocks in South Korea             35,336            1,143    0.0


Spain        Petroleum                 1,900  Repsol, S.A. (ADR)(a)                          68,090          104,025    1.0

             Venture Capital           1,900  Dinamia Capital Privado. Sociedad
                                              de Capital Reisgo, S.A.                        35,716           32,135    0.3

                                              Total Common Stocks in Spain                  103,806          136,160    1.3


Sweden       Auto & Truck              1,300  Autoliv AB                                     42,179           40,622    0.4

             Banking                   2,600  ForeningsSparbanken AB                         32,332           78,254    0.8
                                      12,800  Nordbanken Holding AB                          74,679           90,792    0.9
                                                                                        -----------      -----------  ------
                                                                                            107,011          169,046    1.7

             Chemicals                 3,000  Perstorp AB (Class B)                         56,249            63,646    0.6

             Diversified                 700  Custos AB (Class A)                            18,029           18,787    0.2
                                         700  Custos AB (Class B)                            18,434           18,519    0.2
                                                                                        -----------      -----------  ------
                                                                                             36,463           37,306    0.4

             Investment Management     3,900  Bure Investment AB                             32,910           62,803    0.6

             Laser Components          1,600  Spectra-Physics AB (Class A)                   48,844           33,638    0.3

             Machinery                    56  Schindler Holding AG                          101,112           96,375    0.9

             Real Estate               4,600  Castellum AB                                   38,997           55,850    0.6
             Investment Trusts         1,500  Fastighets Tornet AB                           24,694           24,538    0.2
                                         130  Mandamus AB                                       373              831    0.0
                                                                                        -----------      -----------  ------
                                                                                             64,064           81,219    0.8

                                              Total Common Stocks in Sweden                 488,832          584,655    5.7


Switzerland  Banking &                    58  Union Bank of Switzerland                      96,896           97,660    0.9
             Financial

             Pharmaceuticals              10  Roche Holding AG                               88,397          103,023    1.0

                                              Total Common Stocks in Switzerland            185,293          200,683    1.9


United       Aerospace & Defense      13,600  British Aerospace PLC                         102,562          120,483    1.2
Kingdom
             Automobile Parts         24,900  LucasVarity PLC                                79,024          109,686    1.1

             Beverages                 8,208  Diageo PLC                                     64,774           92,735    0.9

             Chemicals                 4,800  Imperial Chemical Industries PLC
                                              (Ordinary)                                     57,775           90,920    0.9

             Foods                     4,900  Devro PLC                                      32,782           39,012    0.4

             Retail Stores             5,900  Dixons Group PLC                               62,128           56,600    0.5

             Travel & Lodging         32,000  Thomson Travel Group PLC                       96,643           93,974    0.9

                                              Total Common Stocks in the
                                              United Kingdom                                495,688          603,410    5.9


United       Aerospace                   300  Orbital Sciences Corporation                    7,888           12,263    0.1
States
             Aerospace &               1,200  GenCorp, Inc.                                  34,074           35,775    0.3
             Defense

             Airlines                    850  US Airways Group Inc.                          37,075           59,500    0.6

             Automobile Parts          1,150  Federal-Mogul Corp.                            45,834           68,066    0.7

             Automobile                1,550  Avis Rent A Car, Inc.                          36,870           37,588    0.4
             Rental & Leasing          1,000  Hertz Corp. (Class A)                          35,974           45,875    0.4
                                                                                        -----------      -----------  ------
                                                                                             72,844           83,463    0.8



Merrill Lynch Asset Growth Fund, Inc., May 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
                                     Shares                                                                         Percent of
COUNTRY      Industries               Held               Common Stocks                       Cost           Value   Net Assets
United       Banking                     600  Bank of New York Company, Inc. (The)      $    19,867      $    36,675    0.3%
States                                   470  BankAmerica Corp.                              27,759           38,863    0.4
(concluded)                            1,400  First Union Corp.                              69,099           77,438    0.8
                                                                                        -----------      -----------  ------
                                                                                            116,725          152,976    1.5

             Broadcast                   710  Chancellor Media Corp.                         23,226           29,643    0.3

             Broadcasting--Cable       1,763  Tele-Communications, Inc. (Class A)            36,060           60,383    0.6
                                       3,274  Tele-Communications TCI Ventures
                                              Group (Class A)                                31,640           56,886    0.5
                                                                                        -----------      -----------  ------
                                                                                             67,700          117,269    1.1

             Chemicals                 1,800  Great Lakes Chemical Corporation               77,123           72,000    0.7

             Commercial Services       1,200  Gartner Group, Inc. (Class A)                  40,872           39,600    0.4

             Computer Services           640  Cisco Systems, Inc.                            38,095           48,320    0.5
             & Software                  850  Computer Associates International, Inc.        28,455           44,625    0.4
                                         600  International Business Machines Corp.          58,198           70,425    0.7
                                                                                        -----------      -----------  ------
                                                                                            124,748          163,370    1.6

             Computers                 2,500  COMPAQ Computer Corp.                          87,766           68,281    0.7

             Consumer Products         1,200  Black & Decker Corporation                     41,254           70,050    0.7
                                       2,600  Dial Corp.                                     52,225           64,513    0.6
                                                                                        -----------      -----------  ------
                                                                                             93,479          134,563    1.3

             Containers                1,500  Owens-Illinois, Inc.                           45,303           67,406    0.7

             Cosmetics                   270  Gillette Company (The)                         30,870           31,624    0.3

             Cruise Lines                700  Royal Caribbean Cruises Ltd.                   33,969           48,781    0.5

             Electronics                 610  General Electric Company                       44,762           50,859    0.5
                                         650  Intel Corp.                                    53,266           46,394    0.4
                                         750  Texas Instruments Inc.                         48,775           38,531    0.4
                                                                                        -----------      -----------  ------
                                                                                            146,803          135,784    1.3

             Entertainment             1,400  Premier Parks, Inc.                            78,950           74,375    0.7

             Financial Services          800  Heller Financial, Inc.                         22,014           22,300    0.2

             Foods                       800  Keebler Foods Company                          22,608           23,250    0.2

             Healthcare--                800  Columbia/HCA Healthcare Corp.                  24,501           26,150    0.3
             Products & Services

             Industrial                1,900  Comsat Corp.                                   58,557           66,263    0.6

             Insurance                 1,100  Allmerica Financial Corporation                67,690           68,956    0.7
                                       1,000  Equitable Companies Inc. (The)                 52,945           68,875    0.6
                                         650  Providian Corporation                          40,573           41,356    0.4
                                       1,150  Travelers Group, Inc.                          50,252           70,150    0.7
                                         400  UNUM Corporation                               12,712           22,225    0.2
                                                                                        -----------      -----------  ------
                                                                                            224,172          271,562    2.6

             Machinery                 1,600  Ingersoll-Rand Company                         51,250           72,100    0.7

             Manufacturing               900  Tyco International Ltd.                        46,584           49,838    0.5

             Medical                     600  Beckman Coulter, Inc.                          36,262           33,450    0.3

             Medical Services          2,500  HEALTHSOUTH Corp.                              66,149           70,938    0.7

             Natural Gas               1,600  El Paso Natural Gas Co.                        43,193           61,800    0.6
                                         720  Enron Corp.                                    28,369           36,090    0.3
                                                                                        -----------      -----------  ------
                                                                                             71,562           97,890    0.9

             Office Equipment            640  Danka Business Systems PLC (ADR)(a)(c)         31,542           10,720    0.1

             Oil Services                450  Schlumberger Ltd.                              30,570           35,128    0.3

             Petroleum                 1,400  Unocal Corp.                                   49,195           49,875    0.5

             Pharmaceuticals             600  Bristol-Myers Squibb Co.                       57,128           64,500    0.6
                                       1,000  Warner-Lambert Co.                             45,512           63,813    0.6
                                                                                        -----------      -----------  ------
                                                                                            102,640          128,313    1.2

             Printing &                1,600  World Color Press, Inc.                        48,086           48,100    0.5
             Publishing

             Radio & Television        2,400  Capstar Broadcasting Corporation
                                              (Class A)                                      45,600           45,600    0.4

             Railroads                   500  Burlington Northern Santa Fe Corp.             41,528           49,750    0.5

             Real Estate                 600  Starwood Hotels & Resorts                      27,000           28,313    0.3
             Investment Trusts

             Retail Specialty            600  Lowe's Companies, Inc.                         43,185           47,512    0.5

             Retail Stores             2,010  Rite Aid Corporation                           35,356           71,983    0.7
                                       1,700  Safeway, Inc.                                  49,747           61,944    0.6
                                       1,190  Sears, Roebuck & Co.                           57,030           73,557    0.7
                                       1,400  Wal-Mart Stores, Inc.                          57,672           77,262    0.8
                                                                                        -----------      -----------  ------
                                                                                            199,805          284,746    2.8

             Software--Computer        1,500  BMC Software, Inc.                             34,130           69,000    0.7

             Telecommunications          400  Globalstar Telecommunications Ltd.             23,568           23,600    0.2
                                         950  SmarTalk Teleservices, Inc.                    26,193           17,397    0.2
                                       1,500  WorldCom, Inc.                                 44,306           68,250    0.7
                                                                                        -----------      -----------  ------
                                                                                             94,067          109,247    1.1

             Travel & Lodging            950  Carnival Corporation (Class A)                 32,237           64,362    0.6

             Waste Management          1,490  USA Waste Services, Inc.                       62,468           70,309    0.7

                                              Total Common Stocks in the
                                              United States                               2,630,961        3,169,455   30.8

                                              Total Investments in Common Stocks          6,707,246        7,743,940   75.4

                                  Face
                                 Amount          Fixed-Income Securities

Germany      Foreign                          Bundesrepublik Deutschland:
             Government    DM        225,000    6.50% due 10/14/2005                        142,066          139,609    1.4
             Obligations             165,000    6% due 7/04/2007                             96,503          100,176    1.0
                                     130,000    6% due 6/20/2016                             72,326           79,765    0.8
                                     220,000    5.625% due 1/04/2028                        124,471          126,864    1.2
                                      75,000  Treuhandanstalt, 6.875% due 6/11/2003          49,877           46,452    0.4

                                              Total Fixed-Income Securities
                                              in Germany                                    485,243          492,866    4.8



Merrill Lynch Asset Growth Fund, Inc., May 31, 1998



SCHEDULE OF INVESTMENTS (concluded)                                                                        (in USdollars)
                                  Face
                                 Amount          Fixed-Income Securities
Sweden       Foreign                          Government of Sweden:
             Government    Skr     2,000,000    5.50% due 4/12/2002                     $   254,064      $   262,718    2.5%
             Obligations           1,300,000    8% due 8/15/2007                            185,475          201,592    2.0

                                              Total Fixed-Income Securities in Sweden       439,539          464,310    4.5


United       Foreign                          UK Treasury Gilt:
Kingdom      Government    Pound      60,000    8% due 12/07/2000                           101,394          101,530    1.0
             Obligations   Sterling  135,000    7.25% due 12/07/2007                        223,453          245,100    2.4

                                              Total Fixed-Income Securities in
                                              the United Kingdom                            324,847          346,630    3.4


United       US            US$       245,000  US Treasury Bonds, 6.625% due 2/15/2027       268,189          270,112    2.6
States       Government                       US Treasury Notes:
             Obligations             400,000    6% due 8/15/1999                            401,094          402,064    3.9
                                     125,000    6.25% due 2/15/2007                         124,910          129,882    1.3

                                              Total Fixed-Income Securities in
                                              the United States                             794,193          802,058    7.8

                                              Total Investments in Fixed-Income
                                              Securities                                  2,043,822        2,105,864   20.5


                                                  Short-Term Securities

United       Commercial    US$       104,000  General Motors Acceptance Corp.,
States       Paper*                           5.69% due 6/01/1998                           103,967          103,967    1.0

                                              Total Investments in Short-Term
                                              Securities                                    103,967          103,967    1.0


             Total Investments                                                          $ 8,855,035        9,953,771   96.9
                                                                                        ===========
             Unrealized Depreciation on Forward Foreign Exchange Contracts**                                    (84)   (0.0)

             Other Assets Less Liabilities                                                                   320,909    3.1
                                                                                                         -----------  ------
             Net Assets                                                                                  $10,274,596  100.0%
                                                                                                         ===========  ======

             Net Asset     Class A--Based on net assets of $2,219,928 and
             Value:                 204,038 shares outstanding                                           $     10.88
                                                                                                         ===========
                           Class B--Based on net assets of $7,164,316 and
                                    660,863 shares outstanding                                           $     10.84
                                                                                                         ===========
                           Class C--Based on net assets of $584,886 and
                                    54,263 shares outstanding                                            $     10.78
                                                                                                         ===========
                           Class D--Based on net assets of $305,466 and
                                    27,944 shares outstanding                                            $     10.93
                                                                                                         ===========



          (a)American Depositary Receipts (ADR).
          (b)Global Depositary Receipts (GDR).
          (c)Consistent with the general policy of the Securities
             and Exchange Commission, the nationality or domicile
             of an issuer for determination of foreign issuer status
             may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country
             in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
          (d)Formerly known as SGS--Thomson Microelectronics N.V. *Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
           **Forward foreign exchange contracts as of May 31, 1998 were as follows:
                                                            Unrealized
                                           Expiration      Appreciation
             Foreign Currency Sold            Date        (Depreciation)
             A$            115,000          July 1998         $    419
             C$            290,000          June 1998              465
             Chf           410,000          July 1998             (932)
             DM          1,920,000          July 1998           (8,182)
             Fim         2,000,000          June 1998           (1,042)
             Frf         3,300,000          July 1998           (4,768)
             Pound         575,000          June 1998           (4,412)
             Sterling
             Lit       320,000,000          June 1998             (390)
             Pta        19,900,000          June 1998             (215)
             Skr         7,500,000          June 1998           10,462
             YEN        66,600,000          June 1998            8,511

             Total Unrealized Depreciation--Net on
             Forward Foreign Exchange Contracts (US$
             Commitment--$5,245,910)                          $    (84)
                                                              ========




EQUITY PORTFOLIO CHANGES

For the Quarter Ended May 31, 1998


 Additions

 AXA-UAP S.A.
 Autoliv AB
 Beckman Coulter, Inc.
 Capstar Broadcasting Corporation (Class A)
 Columbia/HCA Healthcare Corp.
 Custos AB (Class A)
 Custos AB (Class B)
 Daimler-Benz AG
 Dinamia Capital Privado. Sociedad
    de Capital Riesgo, S.A.
 Elf Aquitaine S.A.
 Fastighets Tornet AB
 Gillette Company (The)
 Heller Financial, Inc.
 Hyundai Engineering & Construction Co.,
    Ltd. (New Shares) (GDR)
 Intel Corp.
 Lowe's Companies, Inc.
 Mandamus AB
*Octel Corp.
 Overseas Chinese Banking Corp. Ltd.
 Premier Parks, Inc.
 Providian Corporation
 Sampro Insurance Company Ltd. (Class A)
 Schindler Holding AG
 Seagram Company, Ltd. (The)
 Sponda Oyj
 Texas Instruments Inc.
 Thomson Travel Group PLC
 Tokyo Electron Limited
 Tyco International Ltd.
 Union Bank of Switzerland
 World Color Press, Inc.




 Deletions

 AT&T Corp.
 AlliedSignal, Inc.
 American Express Company
 Bridgestone Corporation
 Brunswick Corporation
 DENTPSLY International Inc.
 Glenborough Realty Trust
 Gucci Group N.V. (NY Registered Shares)
 Harnischfeger Industries, Inc.
 Hartford Life, Inc. (Class A)
 Illinova Corporation
 Lockheed Martin Corporation
 MGIC Investment Corp.
 Maeda Corp.
 Microsoft Corp.
 National Semiconductor Corp.
*Octel Corp.
 Okumura Corp.
 Pfizer Inc.
 Philip Morris Companies, Inc.
 Provident Companies, Inc.
 Public Service Enterprise Group, Inc.
 Rio Tinto PLC
 SPX Corp.
 San Miguel Corp. (Class B)
 Smith International, Inc.
 Texas Utilities Company
 Travelers Property Casualty Corp. (Class A)
 Walt Disney Company


*Added and deleted in the same quarter.



